PARTNERS' CAPITAL (Tables)	3 Months Ended
Mar. 31, 2017
Equity [Abstract]
Schedule of partner units activity

A rollforward of the number of common limited partner and General Partner units follows.

	Common	General Partner	Total
Units, January 1, 2017	72,111,121	1,471,187	73,582,308
Net units issued under SMLP LTIP	184,277	—	184,277
Units issued under ATM Program	17,700	—	17,700
General Partner 2% capital contribution	—	4,591	4,591
Units, March 31, 2017	72,313,098	1,475,778	73,788,876

Details of cash distributions

We paid the following per-unit distributions during the three months ended March 31:

	Three months ended March 31,
	2017	2016
Per-unit distributions to unitholders	$0.575	$0.575

Our payment of IDRs as reported in distributions to unitholders – general partner in the statement of partners' capital during the three months ended March 31 follow.

	Three months ended March 31,
	2017	2016
	(In thousands)
IDR payments	$2,100	$1,935